Taxes on Income (Details) - Components of income tax expense (benefit) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal				$ (56)
State and local
Foreign			23	48
Income tax (expense) benefit, current			23	(8)
Deferred:
Federal
State and local
Income tax (expense) benefit, deferred
Income tax expense (benefit)	$ 8	$ 7	$ 23	$ (8)